Expense Example	Apr. 30, 2026 USD ($)
SMI 3Fourteen Full-Cycle Trend ETF | SMI 3Fourteen Full-Cycle Trend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,092
SMI 3Fourteen Real Asset Allocation ETF | SMI 3Fourteen Real Asset Allocation ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	516
Expense Example, with Redemption, 10 Years	$ 1,150